Average Annual Total Returns			12 Months Ended	13 Months Ended		16 Months Ended	17 Months Ended	22 Months Ended	26 Months Ended	30 Months Ended	33 Months Ended	38 Months Ended		39 Months Ended	46 Months Ended	47 Months Ended	50 Months Ended	51 Months Ended		55 Months Ended	56 Months Ended		60 Months Ended	64 Months Ended
	Oct. 28, 2026	Oct. 28, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Simplify Aggregate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.95%													2.39%
Performance Inception Date	Feb. 14, 2022
Simplify Aggregate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.65%													(0.57%)
Simplify Aggregate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.22%													0.51%
Simplify Aggregate Bond ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%													0.98%
Simplify Bitcoin Strategy ETF
Prospectus [Line Items]
Average Annual Return, Percent			(26.37%)											39.72%
Performance Inception Date	Sep. 29, 2022
Simplify Bitcoin Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(34.51%)											24.42%
Simplify Bitcoin Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(13.49%)											26.60%
Simplify Bitcoin Strategy ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%											23.19%
Simplify Bond Bull ETF
Prospectus [Line Items]
Average Annual Return, Percent			(25.03%)		(33.28%)
Performance Inception Date	Dec. 09, 2024
Simplify Bond Bull ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(26.28%)		(34.33%)
Simplify Bond Bull ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(14.70%)		(25.61%)
Simplify Bond Bull ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%		5.02%
Simplify Bond Bull ETF | ICE BofA Long US Treasury Principal STRIPS Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(1.92%)		(11.20%)
Simplify Commodities Strategy No K-1 ETF
Prospectus [Line Items]
Average Annual Return, Percent			14.86%								9.88%
Performance Inception Date	Mar. 27, 2023
Simplify Commodities Strategy No K-1 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.34%								8.48%
Simplify Commodities Strategy No K-1 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.78%								7.01%
Simplify Commodities Strategy No K-1 ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%								4.16%
Simplify Commodities Strategy No K-1 ETF | Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.77%								7.07%
Simplify Enhanced Income ETF
Prospectus [Line Items]
Average Annual Return, Percent			4.34%									4.49%
Performance Inception Date	Oct. 27, 2022
Simplify Enhanced Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.25%									1.18%
Simplify Enhanced Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.58%									2.04%
Simplify Enhanced Income ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%									5.22%
Simplify Enhanced Income ETF | Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.62%									10.02%
Simplify Enhanced Income ETF | ICE BofA 3 Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.18%									4.77%
Simplify Gold Strategy ETF
Prospectus [Line Items]
Average Annual Return, Percent			101.59%	84.09%
Performance Inception Date	Dec. 02, 2024
Simplify Gold Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			90.65%	74.81%
Simplify Gold Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			59.95%	60.36%
Simplify Gold Strategy ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	5.06%
Simplify Gold Strategy ETF | Solactive Gold Spot Index ER USD Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			64.41%	57.71%
Simplify Health Care ETF
Prospectus [Line Items]
Average Annual Return, Percent			24.07%															10.05%
Performance Inception Date	Oct. 08, 2021
Simplify Health Care ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			23.68%															9.80%
Simplify Health Care ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.22%															7.80%
Simplify Health Care ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%															12.66%
Simplify Health Care ETF | MSCI USA IMI/Health Care Net (USD) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.91%															4.76%
Simplify Hedged Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent			10.08%														8.92%
Performance Inception Date	Nov. 01, 2021
Simplify Hedged Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.52%														8.03%
Simplify Hedged Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.95%														6.64%
Simplify Hedged Equity ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%														11.58%
Simplify Hedged Equity ETF | Bloomberg US EQ:FI 60:40 Index (BMA) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.81%														6.74%
Simplify High Yield ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.67%													5.32%
Performance Inception Date	Feb. 14, 2022
Simplify High Yield ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.70%													1.93%
Simplify High Yield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.17%													2.55%
Simplify High Yield ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%													0.98%
Simplify High Yield ETF | ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.50%													5.67%
Simplify Interest Rate Hedge ETF
Prospectus [Line Items]
Average Annual Return, Percent			1.12%																		17.19%
Performance Inception Date	May 10, 2021
Simplify Interest Rate Hedge ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.92%)																		12.78%
Simplify Interest Rate Hedge ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.46%																		12.56%
Simplify Interest Rate Hedge ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%																		0.16%
Simplify Interest Rate Hedge ETF | ICE US Treasury 20+ Year Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.29%																		(6.33%)
Simplify Intermediate Term Treasury Futures Strategy ETF
Prospectus [Line Items]
Average Annual Return, Percent			15.06%																(10.31%)
Performance Inception Date	Sep. 27, 2021
Simplify Intermediate Term Treasury Futures Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.23%																(11.57%)
Simplify Intermediate Term Treasury Futures Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.87%																(7.98%)
Simplify Intermediate Term Treasury Futures Strategy ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%																(0.12%)
Simplify Intermediate Term Treasury Futures Strategy ETF | ICE US Treasury 20+ Year Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.29%																(8.32%)
Simplify Managed Futures Strategy ETF
Prospectus [Line Items]
Average Annual Return, Percent			1.31%												8.33%
Performance Inception Date		Mar. 07, 2022
Simplify Managed Futures Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.01%												6.14%
Simplify Managed Futures Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.77%												5.61%
Simplify Managed Futures Strategy ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%												0.87%
Simplify Managed Futures Strategy ETF | SG CTA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(0.16%)												1.51%
Simplify MBS ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.84%						6.39%
Performance Inception Date	Nov. 06, 2023
Simplify MBS ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.22%						3.91%
Simplify MBS ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.59%						3.82%
Simplify MBS ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%						7.05%
Simplify MBS ETF | Bloomberg U.S. Mortgage Backed Securities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.58%						7.88%
Simplify Multi-QIS Alternative ETF
Prospectus [Line Items]
Average Annual Return, Percent			(36.92%)							(16.25%)
Performance Inception Date	Jul. 10, 2023
Simplify Multi-QIS Alternative ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(37.50%)							(17.15%)
Simplify Multi-QIS Alternative ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(21.70%)							(12.13%)
Simplify Multi-QIS Alternative ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%							5.20%
Simplify Multi-QIS Alternative ETF | ICE BofA 3 Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.18%							4.86%
Simplify Short Term Treasury Futures Strategy ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.29%										0.20%
Performance Inception Date	Nov. 14, 2022
Simplify Short Term Treasury Futures Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.62%										(1.58%)
Simplify Short Term Treasury Futures Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.29%										(0.61%)
Simplify Short Term Treasury Futures Strategy ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%										4.95%
Simplify Short Term Treasury Futures Strategy ETF | ICE US Treasury 7-10 Year Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.20%										3.73%
Simplify Treasury Option Income ETF
Prospectus [Line Items]
Average Annual Return, Percent			4.32%									5.29%
Performance Inception Date	Oct. 27, 2022
Simplify Treasury Option Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.17%									2.43%
Simplify Treasury Option Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.51%									2.83%
Simplify Treasury Option Income ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%									5.22%
Simplify Treasury Option Income ETF | ICE BofA 3 Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.18%									4.77%
Simplify Treasury Option Income ETF | Bloomberg 1-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.20%									4.86%
Simplify US Equity Plus Bitcoin Strategy ETF
Prospectus [Line Items]
Average Annual Return, Percent			16.47%																	15.70%
Performance Inception Date	May 24, 2021
Simplify US Equity Plus Bitcoin Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.04%																	14.85%
Simplify US Equity Plus Bitcoin Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.73%																	12.13%
Simplify US Equity Plus Bitcoin Strategy ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%																	12.85%
Simplify US Equity PLUS Convexity ETF
Prospectus [Line Items]
Average Annual Return, Percent			15.52%																				13.65%	11.95%
Performance Inception Date	Sep. 03, 2020
Simplify US Equity PLUS Convexity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.07%																				10.73%	11.48%
Simplify US Equity PLUS Convexity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.17%																				9.87%	9.36%
Simplify US Equity PLUS Convexity ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%																				14.42%	15.39%
Simplify US Equity PLUS Downside Convexity ETF
Prospectus [Line Items]
Average Annual Return, Percent			18.57%																				9.31%	10.29%
Performance Inception Date	Sep. 03, 2020
Simplify US Equity PLUS Downside Convexity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.07%																				8.81%	9.79%
Simplify US Equity PLUS Downside Convexity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.97%																				7.14%	7.97%
Simplify US Equity PLUS Downside Convexity ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%																				14.42%	15.39%
Simplify US Equity Income ETF
Prospectus [Line Items]
Performance Inception Date	Sep. 03, 2020
Simplify Volatility Premium ETF
Prospectus [Line Items]
Average Annual Return, Percent			2.51%																			8.74%
Performance Inception Date	May 12, 2021
Simplify Volatility Premium ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(5.17%)																			2.72%
Simplify Volatility Premium ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.18%																			4.08%
Simplify Volatility Premium ETF | S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%																			13.56%
Simplify Gamma Emerging Market Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			12.80%				12.17%
Performance Inception Date	Aug. 12, 2024
Simplify Gamma Emerging Market Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.14%				9.07%
Simplify Gamma Emerging Market Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.50%				7.92%
Simplify Gamma Emerging Market Bond ETF | J.P. Morgan EMBI Global Core Index (USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.90%				10.93%
Simplify Gamma Emerging Market Bond ETF | J.P. Morgan EMBI Global Diversified Composite Index – 081224 (reflects no deduction for fees)
Prospectus [Line Items]
Average Annual Return, Percent			14.35%				11.36%
Simplify National Muni Bond ETF
Prospectus [Line Items]
Performance Inception Date	Sep. 09, 2024
Simplify National Muni Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.61%			2.65%
Simplify National Muni Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.45%			2.61%
Simplify National Muni Bond ETF | S&P 500 TR Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%			20.20%
Simplify National Muni Bond ETF | Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.25%			2.59%
Simplify Opportunistic Income ETF
Prospectus [Line Items]
Average Annual Return, Percent			(0.38%)								3.87%
Performance Inception Date	Mar. 27, 2023
Simplify Opportunistic Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(3.07%)								1.11%
Simplify Opportunistic Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.20%)								1.81%
Simplify Opportunistic Income ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%								4.54%
Simplify Opportunistic Income ETF | ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.50%								10.08%
Simplify Opportunistic Income ETF | Bloomberg U.S. Universal Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.56%								5.17%
Simplify Propel Opportunities ETF
Prospectus [Line Items]
Average Annual Return, Percent			25.10%								2.51%
Performance Inception Date	Mar. 27, 2023
Simplify Propel Opportunities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.88%								(3.98%)
Simplify Propel Opportunities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.29%								(0.93%)
Simplify Propel Opportunities ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%								20.45%
Simplify Propel Opportunities ETF | MSCI USA IMI Health Care Net Total Return USD Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.91%								6.88%
Simplify Tara India Opportunities ETF
Prospectus [Line Items]
Average Annual Return, Percent			1.02%					8.62%
Performance Inception Date	Mar. 05, 2024
Simplify Tara India Opportunities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.89%					6.97%
Simplify Tara India Opportunities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.60%					5.92%
Simplify Tara India Opportunities ETF | MSCI India Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.62%					3.54%
Simplify US Equity Income ETF
Prospectus [Line Items]
Average Annual Return, Percent			22.58%																				14.58%	15.44%
Simplify US Equity Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.47%																				13.57%	14.41%
Simplify US Equity Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.00%																				11.36%	12.10%
Simplify US Equity Income ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%																				14.42%	15.39%
Simplify National Muni Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.60%			4.48%